Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Income from continuing operations before provision for income taxes	$ 299	$ 521	$ 488
United Kingdom ("U.K.")
Income Tax Contingency [Line Items]
United Kingdom ("U.K.")	(245)	(96)	(269)
United States ("U.S.")
Income Tax Contingency [Line Items]
Foreign	(38)	73	145
Italy
Income Tax Contingency [Line Items]
Foreign	490	451	446
Other
Income Tax Contingency [Line Items]
Foreign	$ 93	$ 93	$ 166